Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Parenthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Description of calculation of recoverable amount	the recoverable amounts of Satellite TV segment are calculated based on value-in use calculations or fair value less costs to sell. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate (-0.77%) based on past performance and its expectation of future market changes. The Group determined cash flow projections based on past performance and its estimation of market growth. Specific risk of related operating segment was reflected in its 13.25% discount rate.
Marketing [member] | Telecom Wireless Business [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate	0.00%
Expected revenue growth rate	1.34%
Discount rate	7.53%
Impairment loss on goodwill	₩ 0	₩ 0
Description of calculation of recoverable amount	The recoverable amounts of mobile business are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 1.34% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.53% used reflected specific risks relating to the relevant CGUs
Finance [member] | BC Card Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate	0.00%
Expected revenue growth rate	2.80%
Discount rate	15.53%
Impairment loss on goodwill	₩ 0	0
Description of calculation of recoverable amount	The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 2.80% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 15.53% used reflected specific risks relating to the relevant CGUs.
Others [member] | PlayD Co., Ltd. (N SEARCH MARKETING Corporation) [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate	1.00%
Expected revenue growth rate	5.44%
Discount rate	10.42%
Impairment loss on goodwill	₩ 0	₩ 0
Description of calculation of recoverable amount	The recoverable amounts of PlayD Co., Ltd. (N search Marketing Co., Ltd.) are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five year. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 5.44% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 10.42% used reflected specific risks relating to the relevant CGUs.